Cover	12 Months Ended
Dec. 31, 2021 shares
Document information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document period end date	Dec. 31, 2021
Current fiscal year end date	--12-31
Document transition report	false
Document shell company report	false
Entity file number	001-35079
Entity registrant name	LLOYDS BANK plc
Entity incorporation, state or country code	X0
Entity address, address line one	25 Gresham Street
Entity address, city or town	London
Entity address, postal zip code	EC2V 7HN
Entity address, country	GB
Entity well-known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Non-accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Entity central index key	0001167831
Document fiscal year focus	2021
Document fiscal period focus	FY
Ordinary shares, nominal value 1 pound each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	1,574,285,752
Preference shares, nominal value 1 pound each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	100
Preference shares, nominal value 25 pence each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 cents each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 Euro cents each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Preference shares, nominal value 25 Yen each
Document information [Line Items]
Entity common stock, shares outstanding (in shares)	0
Business contact
Document information [Line Items]
Entity address, address line one	25 Gresham Street
Entity address, city or town	London
Entity address, postal zip code	EC2V 7HN
Entity address, country	GB
Contact personnel name	Kate Cheetham
City area code	44
Local phone number	(0) 20 7356 2104
Contact personnel fax number	44 (0) 20 7356 1808
$1,250,000,000 3.5% Senior Notes due 2025 | The New York Stock Exchange
Document information [Line Items]
Title of 12(b) security	$1,250,000,000 3.5% Senior Notes due 2025
Trading symbol	LYG/25
Security exchange name	NYSE
$1,500,000,000 2.25% Senior Notes due 2022 | The New York Stock Exchange
Document information [Line Items]
Title of 12(b) security	$1,500,000,000 2.25% Senior Notes due 2022
Trading symbol	LYG/22
Security exchange name	NYSE